As filed with the Securities and Exchange Commission on February 26, 1998 Registration Nos. 2-80348 and 811-3599


               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X /
     Pre-Effective Amendment No.  ______              /   /
     Post-Effective Amendment No.  44                 /X /
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
     Amendment No.   46                      /X /
                (Check appropriate box or boxes)

                                         THE ROYCE FUND
               (Exact name of Registrant as specified in charter)

               1414 Avenue of the Americas, New York, New York  10019
             (Address of principal executive offices)    (Zip Code)
    Registrant's Telephone Number, including Area Code:        (212) 355-7311

                           Charles M. Royce, President
                                 The Royce Fund
              1414 Avenue of the Americas, New York, New York  10019
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) / x / immediately upon filing pursuant to paragraph (b)
/  / on Date pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(i)
/  / on Date pursuant to paragraph (a)(ii)
/  / 75 days after filing pursuant to paragraph (a)(ii)
/  / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/   /  this  post-effective  amendment designates a new  effective  date  for  a previously filed post-effective amendment.

The Royce Fund has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Its 24f-2 Notice for its most recent fiscal year will be filed on or prior to March 31, 1998.

                           Total number of pages: ___
                      Index to Exhibits is located on page:

                         CROSS REFERENCE SHEET
                 (Pursuant to Rule 481 of Regulation C)


Item of Form N-1A                         CAPTION or Location in Prospectus
-----------------                         ----------------------------------

Part A

I.   Cover Page ................          Cover Page

II.  Synopsis...............              FUND EXPENSES

III. Condensed Financial Information...          *

IV.  General Description of Registrant..  INVESTMENT OBJECTIVE,
                                          INVESTMENT POLICIES,
                                          INVESTMENT RISKS,
                                          INVESTMENT LIMITATIONS,
                                          GENERAL INFORMATION

V.   Management of the Fund.........      MANAGEMENT OF THE TRUST,
                                          GENERAL INFORMATION

V.A. Management's Discussion of
      Fund Performance...............             *

VI.  Capital Stock and Other Securities.  GENERAL INFORMATION,
                                          DIVIDENDS, DISTRIBUTIONS AND
                                           TAXES,
                                          IMPORTANT ACCOUNT INFORMATION,
                                          REDEEMING YOUR SHARES,
                                          TRANSFERRING OWNERSHIP,
                                          OTHER SERVICES

VII. Purchase of Securities Being
      Offered   ........                  INVESTMENT POLICIES***,
                                          NET ASSET VALUE PER SHARE,
                                          OPENING AN ACCOUNT AND
                                           PURCHASING SHARES,
                                          OTHER SERVICES

VIII. Redemption or Repurchase..          REDEEMING YOUR SHARES

IX.   Pending Legal Proceeding ..........         *

                                            CAPTION or Location in Statement
Item of Form N-1A                           of Additional Information
-----------------                           ---------------------------------

Part B
------

X.   Cover Page.................            Cover Page

XI.  Table of Contents..........            TABLE OF CONTENTS

XII. General Information and History..      *

XIII. Investment Objectives and Policies.   INVESTMENT POLICIES AND
                                             LIMITATIONS,
                                            RISK FACTORS AND SPECIAL
                                             CONSIDERATIONS

XIV.  Management of the Fund.........       MANAGEMENT OF THE TRUST

XV.   Control Persons and Principal
       Holders of Securities...........     MANAGEMENT OF THE TRUST,
                                            PRINCIPAL HOLDERS OF SHARES

XVI.  Investment Advisory and Other
       Services  ..........                 MANAGEMENT OF THE TRUST,
                                            INVESTMENT ADVISORY SERVICES,
                                            CUSTODIAN,
                                            INDEPENDENT ACCOUNTANTS

XVII. Brokerage Allocation and Other
       Practices.....................       PORTFOLIO TRANSACTIONS


XVIII. Capital Stock and Other Securities.  DESCRIPTION OF THE TRUST

XIX.  Purchase, Redemption and Pricing
       of Securities Being Offered....      PRICING OF SHARES BEING OFFERED,
                                            REDEMPTIONS IN KIND

XX.  Tax Status....................         TAXATION

XXI. Underwriters.....................      *

XXII. Calculation of Performance Data....   PERFORMANCE DATA

XXIII. Financial Statements...........      **

*    Not applicable.
**   Incorporated by reference.

The REvest Growth & Income Fund

PROSPECTUS -- February  27, 1998

________________________________________________________________________

NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-800-221-4268
________________________________________________________________________

INVESTMENT ADVISER INFORMATION -- 1-800-277-5573
________________________________________________________________________

SHAREHOLDER SERVICES -- 1-800-841-1180
________________________________________________________________________

INVESTMENT
OBJECTIVES AND
POLICIES
The REvest Growth & Income Fund (the "Fund") primarily seeks long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities of small and medium-sized companies viewed by the Fund's investment adviser as having attractive financial characteristics and/or growth prospects and selected on a value basis. There can be no assurance that the Fund will achieve its objectives.

The Fund is a no-load series of The Royce Fund (the "Trust"), a diversified open-end investment management company. The Trust is currently offering shares of nine series. This Prospectus relates to The REvest Growth & Income Fund only.


ABOUT THIS
PROSPECTUS
This Prospectus sets forth concisely the information that you should know about the Fund before you invest. It should be retained for future reference. A "Statement of Additional Information," containing further information about the Fund and the Trust, has been filed with the Securities and Exchange Commission. The Statement is dated February 27, 1998 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling Investor Information.


TABLE OF CONTENTS
                	Page                                    	Page
Fund Expenses   	2        Dividends, Distributions and Taxes  	   6
Financial Highlights    2        Net Asset Value Per Share      	   7
Investment Performance 	2           	    SHAREHOLDER GUIDE
Investment Objectives   3        Opening an Account and Purchasing Shares  8
Investment Policies  	3        Choosing a Distribution Option      	   9
Investment Risks     	4        Important Account Information  	   9
Investment Limitations 	4      	 Redeeming Your Shares     		  10
Management of the Trust 5        Exchange Privilege   			  12
Size Limitations     	6        Transferring Ownership    		  12
General Information  	6        Other Services  			  12


________________________________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

______________________________________________

FUND EXPENSES

The Fund is no-load and has no 12b-1 fees

The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund.

     Shareholder Transaction Expenses

Sales Load Imposed on Purchases              None
Sales Load Imposed on Reinvested Dividends   None
Redemption Fee --
     1 Year or More After Initial Purchase   None
Early Redemption Fee --
     Less Than 1 Year After Initial Purchase   1%


     Annual Fund Operating Expenses

Management Fees            1.00%
Other Expenses              .26%
Total Operating Expenses   1.26%
___________________

The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund.

The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

     1 Year         3 Years   5 Years   10 Years
       $13          $40       $69       $152

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

______________________________________________

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

The following financial highlights are part of the Fund's financial statements, which have been audited by Coopers & Lybrand L.L.P., independent accountants. Such financial statements and accompanying notes and Coopers & Lybrand L.L.P.'s reports on them are included in the Fund's Annual Report to Shareholders for 1997 and are incorporated by reference into the Statement of Additional Information and this Prospectus. Further information about the Fund's performance is contained elsewhere in this Prospectus and in the Fund's Annual Report to Shareholders for 1997, which may be obtained without charge by calling Investor Information.

                    		YEAR      YEAR      YEAR      8/1/94
                    		ENDED     ENDED     ENDED     	TO
                    		12/31/97  12/31/96  12/31/95  12/31/94
				--------  --------  --------  --------
NET ASSET VALUE, BEGINNING
  OF PERIOD              	$12.21     $10.73    $9.66     $10.00
INVESTMENT OPERATIONS
---------------------
Net investment income    	  0.21       0.21     0.18       0.04
Net realized and unrealized
  gain (loss) on investments  	  2.64       2.16     1.38      (0.33)
      Total from Investment
        Operations       	  2.85       2.37     1.56      (0.29)
DIVIDENDS AND DISTRIBUTIONS
---------------------------
Net investment income    	 (0.19)     (0.21)   (0.17)      (0.05)
Net realized gain on
  investments            	 (1.87)     (0.68)   (0.32)         -
      Total Dividends and
          Distributions          (2.06)     (0.89)   (0.49)      (0.05)
NET ASSET VALUE,
    END OF PERIOD               $13.00      $12.21   $10.73      $9.66

TOTAL RETURN         		  23.5%       22.3%    16.2%      -2.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of
  Period (000Os)             	$38,886     $42,099  $35,804    $21,676
Ratio of Expenses to
  Average Net Assets (a) 	  1.26%        1.29%    1.30%     1.42%*
Ratio of Net Investment
  Income to Average
            Net Assets        	   1.60%       1.78%    1.73%	  1.45%*
Portfolio Turnover Rate  	     54%         64%      53%        5%
Average Commission
  Rate Paid+             	 $0.0594      $0.0580       -         -

__________________
* Annualized.
(a) Expenses for 1994 are shown after fee waiver by the adviser. Absent such waiver, the ratio of expenses to average net assets for the Fund would have been 1.78%.

+For fiscal years beginning on or after October 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investments.

______________________________________________

INVESTMENT PERFORMANCE

Total return is the change in value over a given period for a continuous shareholder, assuming reinvestment of dividends and capital gains

From time to time, the Fund may include in communications to current or prospective shareholders figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in the Fund from the beginning to the end of the stated period and assumes redemption at the end of the period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in the Fund from the beginning until the end of the stated period.

Total returns are historical measures of past performance and are not intended to indicate future performance. Both rates of return assume the reinvestment of all net investment income dividends and capital gains distributions. The figures do not reflect the Fund's early redemption fee because it applies only to redemptions in accounts open for less than one year.

The Fund's average annual total return for the periods ended December 31, 1997 were:

     One Year  	  Three Year     Since Inception*
       23.5%         20.6%           16.9%

*August 1, 1994

______________________________________________

INVESTMENT  OBJECTIVES

The REvest Growth & Income Fund primarily seeks long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities of small and medium-sized companies viewed by the Fund's investment adviser as having attractive financial characteristics and/or growth prospects and selected on a value basis. Since certain risks are inherent in owning any security, there can be no assurance that the Fund will achieve its objectives.

The investment objectives of primarily long-term growth and secondarily current income are fundamental and may not be changed without the approval of a majority of the Fund's voting shares, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

______________________________________________

INVESTMENT  POLICIES

The Fund invests on a "value" basis

Royce, Ebright & Associates, Inc. ("RE&A"), the Fund's investment adviser, uses a "value" method in managing the Fund's assets. In its selection process, RE&A considers a company's cash flows, its balance sheet quality, an understanding of various internal returns indicative of profitability and its growth prospects in trying to relate such factors to the price of a given security. With regard to each portfolio security in which the Fund invests, RE&A seeks to identify a "valuation discrepancy" between the security's then current market price and its "business worth," that is, what a knowledgeable buyer would pay for the entire company, based on an appraisal of its financial characteristics and/or growth prospects.

After this appraisal of value process is completed, RE&A then, in addition, seeks to identify and evaluate "vitality factors," which are those characteristics of a portfolio company that could result in the building of future value for shareholders. Examples of such "vitality factors" include research and development efforts, new products, new market development efforts, the redeployment of underutilized assets, an active acquisition program, stock buy-back programs, cost reduction programs and investments in new technologies or processes.

The portfolio, therefore, is a collection of securities that RE&A believes have all been purchased at a discount to their real "business worth" and possess, in addition, "vitality factors" that should allow them to build future incremental value for shareholders. RE&A believes that profits can come both from the continued success and growth of each portfolio company as well as the eventual elimination of each security's valuation discrepancy.

The Fund invests primarily in small and medium-sized companies

The Fund invests primarily in small and medium-sized companies. RE&A believes that there are many high quality companies in the "small-cap" and "mid-cap" sectors that have above average growth prospects but are not widely followed or understood by investors. RE&A seeks to identify and invest in such companies when their securities can be purchased at appropriate discounts to RE&AOs assessment of their "business worth."

In accordance with its objectives of seeking primarily long-term growth (realized and unrealized) and secondarily current income, the Fund will normally invest at least 90% of its assets in common stocks, convertible preferred stocks and convertible bonds. At least 80% of these securities will be income-producing, and 80% of these securities will be issued by companies with stock market capitalizations between $200 million and $2 billion at the time of investment. The Fund will normally have a weighted average market capitalization size in excess of $500 million. The remainder of the FundOs assets may be invested in securities with lower or higher market capitalizations, non-dividend paying common stocks and non-convertible fixed income securities. The securities in which the Fund invests may be traded on securities exchanges or in the over-the-counter market. While most of the Fund's securities will be income-producing, the composite yield of the Fund's securities may be either higher or lower than the composite yield of the stocks in the S&P 500 Index.

______________________________________________

INVESTMENT RISKS

The Fund is subject to certain investment risks

As a mutual fund investing primarily in common stocks and/or securities convertible into common stocks, the Fund is subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. The Fund may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the S&P 500 Index. Accordingly, RE&A's investment method requires a long-term investment horizon. The Fund should not be used to play short-term swings in the market.

______________________________________________

INVESTMENT LIMITATIONS

The Fund has adopted a number of fundamental policies

The Fund has adopted a number of fundamental policies, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These policies are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:

(a) with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;

(b)  invest more than 25% of its assets in any one industry; or

(c)  invest in companies for the purpose of exercising control of management.

Other Investment Practices:

In addition to investing primarily in the equity and fixed income securities described above, the Fund may follow a number of additional investment practices.

Short-term fixed income securities

The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities.
In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary defensive investment policy, its investment objectives may not be achieved.

Foreign securities

The Fund may invest up to 5% of its net assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.

Lower-rated debt securities

The Fund may also invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Fund does not expect to invest in non-convertible debt securities that are rated lower than Caa by Moody,s Investors Service, Inc. or CCC by Standard & Poor's Corporation or, if unrated, determined to be of comparable quality.

Portfolio turnover

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long they have been held.

______________________________________________

MANAGEMENT OF THE TRUST

Royce, Ebright & Associates, Inc. is responsible for the management of the Fund's portfolio

The Trust's business and affairs are managed under the direction of its Board of Trustees. Royce, Ebright & Associates, Inc. (RE&A), the Fund's investment adviser, is responsible for the management of the Fund's portfolio, subject to the authority of the Board of Trustees. RE&A was organized in June 1994, and became the fund's investment adviser on August 1, 1994, when the Fund commenced operations. The FundOs portfolio is managed by Mrs. Jennifer E. Goff, President of RE&A, who is solely responsible for RE&A's investment management activities. Mrs. Goff has been a director and a shareholder of RE&A since its inception. Prior to assuming the office of President in July 1997, upon the death of her father, Thomas R. Ebright, Mrs. Goff was Vice President and Assistant Portfolio Manager. Mr. Ebright had been the President and Treasurer, a director of and the principal shareholder of RE&A since its inception. Mrs. Goff completed her undergraduate education at Dartmouth College (BA '93), worked full-time as a securities analyst at Royce & Associates, Inc. from July 1993 to August 1994, and completed her graduate studies in Finance at Columbia University (MBA '96). The Estate of Thomas R. Ebright and Ellen S. Ebright, Mrs. Goff's sister, are also shareholders of RE&A.

As compensation for its services to the Fund, RE&A is entitled to receive advisory fees equal to 1.00% per annum of the first $50 million of the Fund's average net assets and 0.75% per annum of any additional average net assets over $50 million. These fees are payable monthly from the assets of the Fund. For 1997, the fees paid to RE&A by the Fund were 1.00% of its average net assets.

Proposed Joint Venture

On December 30, 1997, RE&A signed a Letter of Intent with Gouws Capital Management, Inc. ("GCMI") and Acadia Trust, N.A. ("AT") to share resources in managing and growing the Fund. The proposed transaction, which is described below, is subject to both Board of Trustee and shareholder approvals which are expected to be solicited in March and June 1998, respectively.

The Letter of Intent contemplates that RE&A would remain the investment adviser to the Fund, with GCMI becoming a sub-adviser. GCMI would be responsible for providing sub-investment advisory services and marketing support to RE&A in exchange for a sub-advisory fee and an ownership stake in RE&A. There would be no change in the investment objectives, strategies or policies of the Fund. The Letter of Intent also contemplates a reorganization of the Fund, so that it would become a series of a newly organized Delaware business trust and no longer a series of The Royce Fund. A new Board of Trustees would be elected, and new service providers would be employed (including AT as the Fund's custodian).

GCMI is a registered investment adviser, and AT is an affiliated national bank. GCMI provides investment advisory services to its own clients and to AT, who acts as custodian for GCMI's approximately $1 billion in client assets. Not unlike RE&A, GCMI has a value orientation, and emphasizes in-depth analysis and company visitation. Both GCMI and AT are based in Portland, Maine.

Brokerage Allocation

RE&A selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to RE&A. RE&A is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for the same transaction.

Distribution

Royce Fund Services, Inc., which is wholly-owned by Charles M. Royce, acts as distributor of the Fund's shares. RE&A and/or the Fund may pay, to unaffiliated broker-dealers, financial institutions or other service providers who introduce investors to the Fund and/or provide certain administrative services to those of their customers who are Fund shareholders, up to 0.25% of the assets invested in the Fund by their customers. Compensation paid in connection with such programs may include payments from the Fund for certain shareholder-related services being provided to the Fund. When shares of the Fund are purchased in this way, the service provider, rather than its customer, may be the shareholder of record of the Fund's shares. Investors should read the program materials provided by the service provider, including information regarding fees which may be charged, in conjunction with this Prospectus. Certain shareholder servicing features of the Fund may not be available or may be modified in connection with the program of services offered.

______________________________________________

SIZE LIMITATIONS

If the Fund's assets total $350 million or more on December 31 of any year, then the Fund will, commencing on March 1 of the next year, cease selling shares to any new investors. It will not resume selling its shares to new investors unless and until its assets total $250 million or less on the last day of any subsequent calendar quarter, in which case it may resume sales to new investors on the first day of the next calendar quarter and continue them subject to the $350 million limitation.

______________________________________________

GENERAL INFORMATION

The Royce Fund (the "Trust") is a Delaware business trust registered with the Securities and Exchange Commission as an open-end, diversified investment management company. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.

The custodian for the securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's Transfer Agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Fund.

______________________________________________

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends are paid quarterly and capital gain distributions are made in December

The Fund pays dividends from net investment income quarterly and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

Shareholders receive information annually as to the tax status of distributions made by the Fund for the calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared, whether received in cash or reinvested in shares. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the FundOs dividends may qualify for the corporate dividends-received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations. Capital gains distributions of the Fund are treated by a shareholder for Federal income tax purposes as long term capital gains, regardless of how long the shareholder has held Fund shares.

If a shareholder disposes of shares held for six months or less at a loss, such loss will be treated as a long-term capital loss to the extent any capital gains distributions were received by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such disposition.

The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application Form their proper Social Security or Taxpayer Identification Number and certifying that they are not subject to backup withholding.

The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes an additional description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

______________________________________________

NET ASSET VALUE PER SHARE

Net asset value per share (NAV) is determined each day the New York Stock Exchange is open

Fund shares are purchased and redeemed at their net asset value per share next determined after an order is received by the Fund's transfer agent. The net asset value per share is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

______________________________________________

SHAREHOLDER GUIDE

OPENING AN ACCOUNT AND PURCHASING  SHARES

The FundOs shares are offered on a no-load basis. To open a new account other than an IRA or 403(b)(7) account, either by mail, by telephone, by wire or through broker-dealers, simply complete and return the Account Application. Separate forms must be used for opening IRA's or 403(b)(7) accounts; please call Investor Information at 1-800-221-4268 if you need these forms. Please indicate the amount you wish to invest. Your initial purchase must be at least $2,000, except for IRA's and accounts establishing an Automatic Investment Plan, which have $500 minimums. If you need assistance with the Account Application Form or have any questions about the Fund, please call Investor Information at 1-800-221-4268.

Subsequent investments may be made by mail ($50 minimum), telephone ($500 minimum), wire ($1,000 minimum) or Express Service (a system of electronic funds transfer from your bank account).

___________________

Purchasing By Mail:

Complete and sign the enclosed Account Application Form
NEW ACCOUNT

Please include the amount of your initial investment on the Application Form, make your check payable to The REvest Growth & Income Fund, and mail to:
The Royce Funds
P.O. Box 419012
Kansas City, MO 64141-6012

For express or registered mail, send to:

The Royce Funds
c/o National Financial Data Services
1004 Baltimore, 5th Floor
Kansas City, MO 64105

ADDITIONAL INVESTMENTS
TO EXISTING ACCOUNTS

Additional investments should include the Invest-by-Mail remittance form attached to your Fund confirmation statements. Please make your check payable to The REvest Growth & Income Fund, write your account number on your check and, using the return envelope provided, mail to the address indicated on the Invest-by-Mail form.

All written requests should be mailed to one of the addresses indicated for new accounts.

___________________

Purchasing By Telephone:

To open an account by telephone, you should call Investor Information (1-800-221-4268) before 4:00 p.m., Eastern time. You will be given a confirming order number for your purchase. This number must be placed on your completed Application before mailing. If a completed and signed Application is not received on an account opened by telephone, the account may be subject to backup withholding of Federal income taxes.

Subsequent telephone purchases ($500 minimum) may also be made by calling Investor Information. For all telephone purchases, payment is due within three business days and may be made by wire or personal, business or bank check, subject to collection.

___________________

Purchasing By Wire:

Before Wiring: - For a new account, please contact Investor Services at 1-800-221-4268.
Money should be wired to:

     State Street Bank and Trust Company
     ABA 011000028    DDA 9904-712-8
     Ref:  The REvest Growth & Income Fund
     Order Number or Account Number
     Account Name

To ensure proper receipt, please be sure your bank includes the name of the Fund and your order number (for telephone purchases) or account number. If you are opening a new account, you must call Investor Information to obtain an order number, complete the Account Application Form and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian are open for business.
___________________

Purchasing By Express Service:

You can purchase shares automatically or at your discretion through the following options:

Expedited Purchase Option permits you, at your discretion, to transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares in your Royce Fund account by telephone.

Automatic Investment Plan allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Royce Fund account on the monthly schedule you select.

To establish the Expedited Purchase Option and/or Automatic Investment Plan, please provide the appropriate information on the Account Application Form and attach a voided check. We will send you a confirmation of Express Service activation. Please wait three weeks before using the service.

To make an Expedited Purchase, please call Shareholder Services at 1-800-841-1180 before 4:00 p.m., Eastern time.

Payroll Direct Deposit Plan and Government Direct Deposit Plan let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form, which may be ob-tained from Investor Information by calling 1-800-221-4268.

______________________________________________

CHOOSING A DISTRIBUTION  OPTION

You may select one of three distribution options:

1. Automatic Reinvestment Option--Both net investment income dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

2. Cash Dividend Option--Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

3. All Cash Option--Both dividends and capital gains distributions will be paid in cash.

You may change your option by calling Shareholder Services at 1-800-841-1180.

______________________________________________

IMPORTANT ACCOUNT INFORMATION

The easiest way to establish optional services on your account is to select the options you desire when you complete your Account Application Form. If you want to add shareholder options later, you may need to provide additional information and a signature guarantee. Please call Share-holder Services at 1-800-841-1180 for further assistance.

Signature Guarantees

For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Certificates

Certificates for whole shares will be issued upon request. If a certificate is lost, you may incur an expense to replace it.

Broker/Dealer Purchases

If you purchase Fund shares through a registered broker-dealer or investment adviser, the broker-dealer or adviser may charge a service fee.

Telephone  Transactions

Neither the Fund nor its transfer agent will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The transfer agent uses certain procedures to confirm that telephone instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.

Nonpayment

If your check or wire does not clear, or if payment is not received for any telephone purchase, the transaction will be cancelled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date for Purchases

Your trade date is the date on which share purchases are credited to your account. If your purchase is made by telephone, check, Federal Funds wire or exchange and is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.

In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.
______________________________________________

REDEEMING YOUR SHARES

You may redeem any portion of your account at any time. You may request a redemption in writing or by telephone. Redemption proceeds normally will be sent within two business days after the receipt of the request in Good Order.

___________________

Redeeming By Mail

Requests should be mailed to The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. (For express or registered mail, send your request to The Royce Funds, c/o National Financial Data Services, 1004 Baltimore, 5th Floor, Kansas City, MO 64105.) The redemption price of shares will be their net asset value next determined after NFDS has received all required documents in Good Order.

Definition of Good Order

Good Order means that the request includes the following:

1.   The account number and Fund name.

2.   The amount of the transaction (specified in dollars or shares).

3.   Signatures of all owners exactly as they are registered on the account.

4. Signature guarantees if the value of the shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.

5.   Certificates, if any are held.

6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-800-841-1180.

___________________

Redeeming By Telephone

Shareholders who have not established Express Service may redeem up to $50,000 of their Fund shares by telephone, provided the proceeds are mailed to their address of record. To redeem shares by telephone, you or your pre-authorized representative may call Shareholder Services at 1-800-841-1180. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt. Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held. Telephone redemptions will not be permitted for a period of sixty days after a change in the address of record. See also "Important Account Information - Telephone Transactions."

___________________

Redeeming By Express Service

If you select the Express Service Automatic Withdrawal option, shares will be automatically redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have selected. You must have at least $25,000 in your Fund account to establish the Automatic Withdrawal option.

The Expedited Redemption option lets you redeem up to $50,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Express Service on the Account Application Form or call Shareholder Services at 1-800-841-1180 for an Express Service application.

___________________

Important Redemption Information

If you are redeeming shares recently purchased by check, Express Service Expedited Purchase or Automatic Investment Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the Transfer Agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

Although redemptions have always been made in cash, the Fund may redeem in kind under certain circumstances.

___________________

Early Redemption Fee

In order to discourage short-term trading, an early redemption fee of 1% of the net asset value of the shares being redeemed is imposed if a shareholder redeems shares of the Fund less than one year after becoming a shareholder. The fee is payable to the Fund out of the redemption proceeds otherwise payable to the shareholder and is used to offset the costs associated with redemptions. No redemption fee will be payable on an exchange into another Royce Fund or by shareholders who are: (a) employees or representatives of the Trust or RE&A or members of their immediate families or employee benefit plans for them, (b) participants in the Automatic Withdrawal Plan, (c) certain Trust-approved Group Investment Plans and charitable organizations, or (d) omnibus and other similar account customers of certain Trust-approved broker-dealers and other institutions.
___________________

Minimum Account Balance Requirement

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to involuntarily redeem shares in any Fund account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.

______________________________________________

EXCHANGE PRIVILEGE

Exchanges between series of the Trust and with other open-end Royce funds are permitted by telephone or by mail. An exchange is treated as a redemption and purchase; therefore, you could realize a taxable gain or loss on the transaction. Exchanges are accepted only if the registrations and the tax identification numbers of the two accounts are identical. Minimum investment requirements must be met when opening a new account by exchange, and exchanges may be made only for shares of a series or fund then offering its shares for sale in your state of residence. The Trust reserves the right to revise or terminate the exchange privilege at any time.

______________________________________________

TRANSFERRING  OWNERSHIP

You may transfer the ownership of any of your Fund shares to another person by writing to: The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. The request must be in Good Order (see "Redeeming Your Shares - Definition of Good Order"). Before mailing your request, please contact Shareholder Services (1-800-841-1180) for full instructions.

______________________________________________

OTHER SERVICES

For more information about any of these services, please call Investor Information at 1-800-221-4268.

Statements and Reports

A statement will be sent to you each time you have a transaction in your account and at year-end. Financial reports will be mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor Information if you need additional copies.

Tax-Sheltered Retirement Plans

Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts (IRA's) for individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. In-formation about the plans and the appropriate forms may be obtained from Investor Information at 1-800-221-4268.

______________________________________________

THE ROYCE FUND
1414 Avenue of the Americas
New York, NY 10019

INVESTMENT ADVISER
Royce, Ebright & Associates, Inc.
Jennifer E. Goff, President
50 Portland Pier
Portland, ME 04101

DISTRIBUTOR
Royce Fund Services, Inc.
1414 Avenue of the Americas
New York, NY 10019

TRANSFER AGENT
State Street Bank and Trust Company
c/o National Financial Data Services
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105

OFFICERS
Charles M. Royce, President and Treasurer
Jack E. Fockler, Jr. Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President and Asst. Secretary
John E. Denneen, Secretary




                THE REVEST GROWTH & INCOME FUND
              STATEMENT OF ADDITIONAL INFORMATION

      The REvest Growth & Income Fund (the "Fund") is one of nine professionally-managed portfolios or series of THE ROYCE FUND (the "Trust"), a Delaware business trust and an open-end registered investment company. Two of the nine series, Pennsylvania Mutual Fund and Royce GiftShares Fund, offer two classes of their shares, an Investment Class and a Consultant Class. Each series has distinct investment objectives, policies for investing, and a shareholder's interest is limited to the series in which the shareholder owns shares. The nine series are:

                    Pennsylvania Mutual Fund
                       Royce Premier Fund
                      Royce Micro-Cap Fund
                   Royce Low-Priced Stock Fund
                      Royce GiftShares Fund
                     Royce Total Return Fund
                  Royce Financial Services Fund
                             PMF II
                 The REvest Growth & Income Fund

     This Statement of Additional Information relates only to the Fund. The other series are covered by their own separate
Statement of Additional Information.

      The Fund is designed for long-term investors, including those who wish to use its shares as a funding vehicle for certain tax-deferred retirement plans (including Individual Retirement Account (IRA) plans), and not for investors who intend to liquidate their investments after a short period of time.

       This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectus for the Fund (dated February 27, 1998). Please retain this document for future reference. The audited financial statements included in the Annual Report to Shareholders of the Fund for the fiscal period ended December 31, 1997 are incorporated herein by reference. To obtain an additional copy of the Fund's Prospectus or Annual Report or a copy of the Prospectus or Annual Report to Shareholders for any of the Trust's other series, please call Investor Information at 1-800-221-4268.

Investment Adviser                                               Transfer Agent
Royce, Ebright and Associates, Inc.("RE&A") State Street Bank and Trust Company
                             		   c/o National Financial Data Services

Distributor                                                           Custodian
Royce Fund Services, Inc. ("RFS") 	    State Street Bank and Trust Company
                       February  27, 1998


                       TABLE OF CONTENTS

PAGE
INVESTMENT POLICIES AND LIMITATIONS                             2
RISK FACTORS AND SPECIAL CONSIDERATIONS                         3
MANAGEMENT OF THE TRUST                                         7
PRINCIPAL HOLDERS OF SHARES                                     9
INVESTMENT ADVISORY SERVICES                                   10
DISTRIBUTOR                                                    11
CUSTODIAN                                                      11
INDEPENDENT ACCOUNTANTS                                        12
PORTFOLIO TRANSACTIONS                                         12
PRICING OF SHARES BEING OFFERED                                13
REDEMPTIONS IN KIND                                            13
TAXATION                                                       13
DESCRIPTION OF THE TRUST                                       17
PERFORMANCE DATA                                               18

                       INVESTMENT POLICIES AND LIMITATIONS

      The following investment policies and limitations supplement those set forth in the Fund's Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      The Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting the Fund.

     The Fund may not, as a matter of fundamental policy:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 5% of its total assets in the securities of foreign issuers;

          7. Invest in restricted securities or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% of its assets in securities without readily available market quotations (i.e., illiquid securities);

          9. Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

          10.  Invest more than 25% of its assets in any one industry;

          11. Acquire more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14.  Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that the Fund may loan up to 5% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

           15. Invest in companies for the purpose of exercising control of management;

           16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

           17. Invest in the securities of other investment companies;
               or

           18. Purchase any warrants, rights or options, except that the Fund may, if no value is assigned thereto, acquire warrants in units with or attached to debt securities or non-convertible preferred stock.


     The Fund may not, as a matter of operating policy:


                     1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

                     2. Enter into repurchase agreements with any party other than the custodian of its assets or having a term of more than seven days.


                     RISK FACTORS AND SPECIAL CONSIDERATIONS

Fund's Rights as Stockholder

      As noted above, the Fund may not invest in a company for the purpose of exercising control of management. However, the Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if RE&A or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that the Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that the Fund could be involved in lawsuits related to such activities. RE&A will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Fund and the risk of actual liability if the Fund is involved in litigation. However, no guarantee can be made that litigation against the Fund will not be undertaken or liabilities incurred.

      The Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if RE&A and the Trust's Board of Trustees determine this to be in the best interests of the Fund's shareholders.

Securities Lending

      The Fund may lend up to 5% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Fund's custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in RE&A's judgment, the consideration to be earned from such loans would justify the risk.

     RE&A understands that it is the current view of the staff of the Securities and Exchange Commission that the Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) Debt Securities

      The Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which the Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since the risk of default is higher for lower-rated (high-risk) debt securities, RE&A's research and credit analysis may play an important part in managing securities of this type for the Fund. In considering such investments for the Fund, RE&A will attempt to identify those issuers of lower-rated (high-
risk)  debt  securities  whose financial condition is adequate  to  meet  future obligations, has improved or is expected to improve in the future. RE&A's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Foreign Investments

      The Fund may invest up to 5% of its total assets in the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that RE&A will be able to anticipate these potential events or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      American Depositary Receipts (ADRs) are certificates held in trust by a bank or similar financial institution evidencing ownership of shares of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

      In a repurchase agreement, the Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Fund may engage in repurchase agreements with respect to any U.S. Government security. The Fund's repurchase agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

Portfolio Turnover

      The Fund will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held. For the years ended December 31, 1997, 1996 and 1995, the Fund's portfolio turnover rates were 54%, 64% and 53%, respectively. Higher portfolio turnover rates will increase the Fund's transaction costs, including brokerage commissions.

                             * * *

      RE&A believes that the Fund is suitable for investment only by persons who are in a financial position to assume above-average investment risks in search for long-term capital appreciation.


                             MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:

                      Position
Name and Address      Held        Principal Occupations During Past 5
                      with the    Years
                      Trust
-----------------     ---------	  ------------------------------------
Charles  M.   Royce*  Trustee,    President, Managing Director  (since
(58)                  President   April  1997), Secretary,  Treasurer,
1414 Avenue of the    and         sole   director  and   sole   voting
 Americas             Treasurer   shareholder  of  Royce & Associates,
New York, NY 10019                Inc.   ("Royce"),   formerly   named
                                  Quest  Advisory Corp.,  the  Trust's
                                  and   its   predecessors'  principal
                                  investment     adviser;     Trustee,
                                  President  and   Treasurer  of   the
                                  Trust    and    its    predecessors;
                                  Director,  President  and  Treasurer
                                  of  Royce Value Trust, Inc. ("RVT"),
                                  Royce    Micro-Cap    Trust,    Inc.
                                  ("OTCM")   (since  September   1993)
                                  and,   Royce   Global  Trust,   Inc.
                                  ("RGT")   (since   October    1996),
                                  closed-end   diversified  management
                                  investment companies of which  Royce
                                  is  the investment adviser; Trustee,
                                  President  and  Treasurer  of  Royce
                                  Capital    Fund    ("RCF")    (since
                                  December    1996),    an    open-end
                                  diversified  management   investment
                                  company  of  which  Royce   is   the
                                  investment adviser (the Trust,  RVT,
                                  OTCM,   RGT  and  RCF  collectively,
                                  "The  Royce  Funds"); Secretary  and
                                  sole  director  and  shareholder  of
                                  Royce  Fund Services, Inc.  ("RFS"),
                                  formerly  named Quest  Distributors,
                                  Inc.,   the   distributor   of   the
                                  Trust's    shares;   and    managing
                                  general  partner of Royce Management
                                  Company   ("RMC"),  formerly   named
                                  Quest    Management    Company,    a
                                  registered  investment adviser,  and
                                  its predecessor.

Hubert L. Cafritz     Trustee     Financial Consultant.
(74)
9421 Crosby Road
Silver Spring, MD
20910

Richard M. Galkin     Trustee     Private  investor and  President  of
(59)                              Richard M. Galkin Associates,  Inc.,
5284 Boca Marina                  tele-communications consultants.
Boca Raton, FL
33487

Stephen L. Isaacs     Trustee     President  of The Center for  Health
(58)                              and  Social  Policy since  September
65 Harmon Avenue                  1996;   President  of   Stephen   L.
Pelham, NY 10803                  Isaacs Associates, Consultants;  and
                                  Director   of  Columbia   University
                                  Development Law and Policy  Program;
                                  Professor   at  Columbia  University
                                  until August 1996.

                      Position
Name and Address      Held        Principal Occupations During Past 5
                      with the    Years
                      Trust
-----------------     ---------	  ------------------------------------

William L. Koke       Trustee     Registered  investment  adviser  and
(63)                              financial   planner  with  Shoreline
73 Pointina Road                  Financial Consultants.
Westport, CT 06498

David L. Meister      Trustee     Consultant   to  the  communications
(57)                              industry  since  January  1993   and
111 Marquez Place                 Executive officer of Digital  Planet
Pacific Palisades,                Inc.  from  April 1991  to  December
CA 90272                          1992.

Jack E. Fockler,      Vice        Managing   Director   (since   April
Jr.* (39)             President   1997)   and  Vice  President  (since
1414 Avenue of the                August  1993) of Royce, having  been
Americas                          employed  by  Royce  since   October
New York, NY 10019                1989;  Vice President of RGT  (since
                                  October  1996), RCF (since  December
                                  1996)  and  the  other  Royce  Funds
                                  (since  April 1995); Vice  President
                                  of  RFS  (since November 1995);  and
                                  general  partner of RMC  since  July
                                  1993.

W. Whitney George*    Vice        Managing Director (since April
(39)                  President   1997) and Vice President (since
1414 Avenue of the                August 1993) of Royce, having been
Americas                          employed by Royce since October
New York, NY 10019                1991; Trustee and Vice President of
                                  RCF (since December 1996); Vice
                                  President of RGT (since October
                                  1996) and of the other Royce Funds
                                  (since April 1995); and general
                                  partner of RMC and its predecessor
                                  since January 1992.

Daniel A. O'Byrne*    Vice        Vice  President of Royce (since  May
(35)                  President   1994),   having  been  employed   by
1414 Avenue of the    and         Royce  since October 1986; and  Vice
Americas              Assistant   President  of  RGT  (since   October
New York, NY 10019    Secretary   1996), of RCF (since December  1996)
                                  and  of the other Royce Funds (since
                                  July 1994).

John E. Denneen*      Secretary   Associate General Counsel and  Chief
(30)                              Compliance  Officer of Royce  (since
1414 Avenue of the                May  1996); Secretary of RGT  (since
Americas New York,                October   1996),   of   RCF   (since
NY 10019                          December  1996)  and  of  the  other
                                  Royce  Funds (since June 1996);  and
                                  Associate  of Seward &  Kissel  from
                                  1992 to May 1996.



     *An "interested person" of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.

      All of the Trust's trustees, other than Messr. Cafritz and Koke are also directors of RVT and OTCM.

      The  Board  of  Trustees has an Audit Committee, comprised  of  Hubert  L.
Cafritz, Richard M. Galkin, Stephen L. Isaacs, William L. Koke and David L. Meister. The Audit Committee is responsible for recommending the selection and nomination of independent accountants for the Fund and for conducting post-audit reviews of its financial condition with such accountants.

     For the year ended December 31, 1997, the following trustees and affiliated persons of the Trust received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:


                Aggregate       Pension or      Total
                Compensation    Retirement      Compensation
Name            From Trust      Benefits        from The Royce
                                Accrued As      Funds
                                Part of Trust   paid to
                                Expenses        Trustee/Directors
----		------------	-------------	-----------------

Hubert L. 	$ 37,000        N/A             $37,000
Cafritz,
Trustee

Richard M. 	$ 37,000        N/A             $65,000
Galkin,
Trustee

Stephen L. 	$ 37,000        N/A             $65,000
Isaacs,
Trustee

William L. 	$ 37,000        N/A             $38,125
Koke,
Trustee

David L. 	$ 37,000        N/A             $65,000
Meister,
Trustee

John D. 	$106,590        $10,032         N/A
Diederich
Director of
Administration



                           PRINCIPAL HOLDERS OF SHARES

      As of February 11, 1998, the following persons were known to the Trust to be the beneficial owners of 5% or more of the outstanding shares of the Fund:

                         Number    Type of       Percentage of
Name and Address         of        Ownership   Outstanding Shares
                         Shares
----------------	 ------	   ---------   ------------------
Charles Schwab & Co.     612,039   Record            20.9%
Inc.
Reinvest Account
Attn:  Mutual Fund
Dept.
101 Montgomery St.
San Francisco, CA 94104-
4122

The Carlisle Companies   470,733   Beneficial        16.1%
Defined Benefit
Retirement Plan
250 South Clinton
Street
Suite 201
Syracuse, NY 13202


      As of such date, all of the trustees and officers of the Trust as a group owned approximately 2.98% of the Fund's outstanding shares, and all of the directors, officers and employees of the Fund's investment adviser owned approximately 3.02% of the Fund's outstanding shares.


                          INVESTMENT ADVISORY SERVICES


     As compensation for its services to the Fund, RE&A is entitled to receive advisory fees equal to 1% per annum of the first $50,000,000 of the Fund's average net assets and 0.75% per annum of any additional average net assets over $50,000,000. These fees are payable monthly from the assets of the Fund. For 1996, the fees paid to RE&A by the Fund were 1.00% of its average net assets.

       Under the Investment Advisory Agreement, RE&A (i) determines the composition of the Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides the Fund with investment advisory, research and related services for the investment of its funds; (iii) furnishes, without expense to the Trust, the services of such members of its organization as may be duly elected executive officers or Trustees of the Trust; and (iv) pays all executive officers' salaries and executive expenses and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreement.

     The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.

      For the years ended December 31, 1997, 1996 and 1995, RE&A received advisory fees from the Fund of $447,437, $375,493 and $320,761, respectively.

Portfolio Management

      The Trust's business and affairs are managed under the direction of its Board of Trustees. RE&A, the Fund's investment adviser, is responsible for the management of the Fund's portfolio, subject to the authority of the Board of Trustees. RE&A was organized in June 1994, and became the Fund's investment adviser on August 1, 1994, when the Fund commenced operations. The Fund's portfolio is managed by Mrs. Jennifer E. Goff, President of RE&A, who is solely responsible for RE&A's investment management activities. Mrs. Goff has been a director and a shareholder of RE&A since its inception. Prior to assuming the office of President in July 1997, upon the death of her father, Thomas R. Ebright, Mrs. Goff was Vice President and Assistant Portfolio Manager. Mr.
Ebright   was  the  President  and  Treasurer,  a  director  and  the  principal
shareholder of RE&A since its inception.   Mrs. Goff completed
her undergraduate education at Dartmouth College (BA `93), worked full-time as a security analyst at Royce & Associates, Inc. from July 1993 to August 1994, and completed her graduate studies in Finance at Columbia University (MBA `96). The Estate of Thomas R. Ebright and Ellen S. Ebright, Mrs. Goff's sister, are also shareholders of RE&A.

      Neither Royce & Associates, Inc. nor any of its directors, officers or employees, as such, furnishes any investment advice to the Fund or to RE&A.

Proposed Joint Venture

      On December 30, 1997, RE&A signed a Letter of Intent with Gouws Capital Management, Inc. ("GCMI") and Acadia Trust, N.A. ("AT") to share resources in managing and growing the Fund. The proposed transaction, which is described below, is subject to both Board of Trustee and shareholder approvals which are expected to be solicited in March and June 1998, respectively.

      The Letter of Intent contemplates that RE&A would remain the investment adviser to the Fund, with GCMI becoming a sub-adviser. GCMI would be responsible for providing sub-investment advisory services and marketing support to RE&A in exchange for a sub-advisory fee and an ownership stake in RE&A. There would be no change in the investment objectives, strategies or policies of the Fund. The Letter of Intent also contemplates a reorganization of the Fund, so that it would become a series of a newly organized Delaware business trust and no longer part of The Royce Fund. A new Board of Trustees would be elected, and new service providers would be employed (including AT as the Fund's custodian).

      GCMI is a registered investment adviser, and AT is an affiliated national bank. GCMI provides investment advisory services to its own clients and to AT, who acts as custodian for GCMI's approximately $1 billion in client assets. Not unlike RE&A, GCMI has a value orientation, and emphasizes in-depth analysis and company visitation. Both GCMI and AT are based in Portland, Maine.


                                   DISTRIBUTOR

      Royce Fund Services, Inc. ("RFS"), which is wholly-owned by Charles M. Royce, acts as distributor of the Fund's shares. RE&A may pay up to 25% of its advisory fee to unaffiliated broker-dealers who introduce investors to the Fund and provide certain administrative services to those of their customers who are Fund shareholders. Any such arrangements will be obligations of RE&A and not of the Fund or RFS.

                                    CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of the Fund and the transfer agent and dividend disbursing agent for the Fund's shares, but it does not participate in the Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.

      State Street is responsible for the calculation of the Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                             INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post Office Square, Boston, Massachusetts 02109, are the independent accountants of the Trust.


                             PORTFOLIO TRANSACTIONS

      RE&A is responsible for selecting the brokers who, as agents for the Fund, effect the purchases and sales of the Fund's portfolio securities. No broker is selected to effect a securities transaction for the Fund unless such broker is believed by RE&A to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, RE&A generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. RE&A determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by RE&A upon the brokerage and/or research services provided by such broker.

      RE&A is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreement for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

      RE&A may also place the Fund's brokerage business with firms which promote the sale of the Fund's shares, consistent with achieving the best price and execution. In no event will the Fund's brokerage business be placed with RFS.

      RE&A's purchase and sale orders for the Fund's portfolio securities are generally placed with broker-dealers through Royce, and RE&A is obligated to reimburse Royce for any additional out-of-pocket costs and expenses incurred by Royce in rendering this service.

       Even though investment decisions for the Fund are made by RE&A independently from those made by Royce and/or RMC for their managed accounts, securities of the same issuer may be purchased, held or sold by more than one of such accounts. When the Fund and one or more of the Royce and/or RMC managed accounts are simultaneously engaged in the purchase or sale of the same security, Royce seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. In some cases, this procedures may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

      For the years ended December 31, 1997, 1996 and 1995, the Fund paid brokerage commissions of $95,045, $87,201 and $120,862, respectively. For the same periods, the aggregate amounts of brokerage transactions of the Fund having a research component were $20,281,837, $21,876,92 and, $23,404,622, respectively, and the amounts of commissions paid by the Fund for such transactions were $55,612, $66,890 and $87,718, respectively.

     The Fund did not acquire any securities of its regular brokers and dealers, as defined in the 1940 Act, or of their parents, during the year ended December 31, 1997.


                         PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of the Fund's shares is based on its current net asset value per share. See "Net Asset Value Per Share" in the Fund's Prospectus.

      As set forth under "Net Asset Value Per Share," the Fund's custodian determines the net asset value per Fund share at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                               REDEMPTIONS IN KIND

      It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                                    TAXATION

      The Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

      By so qualifying, the Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.


      A non-deductible 4% excise tax will be imposed on the Fund to the extent that it does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending
October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years. To avoid the application of this tax, the Fund will endeavor to distribute substantially all of its ordinary income and capital gain net income during the calendar year in which such income is earned and such gains are recognized.

      The Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to the Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to the Fund's investments in foreign securities, such regulations could restrict the Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

      Income earned or received by the Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce the Fund's cash available for distribution to shareholders. It is currently anticipated that the Fund will not be eligible to elect to "pass through" such taxes to its shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

      If the Fund invests in stock of a so-called passive foreign investment company ("PFIC"), it may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

      The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

     Investments of the Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, if the Fund were to acquire securities issued at a discount, the Fund would be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Distributions

      For Federal income tax purposes, distributions by the Fund from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Ordinary income generally cannot be offset by capital losses. For corporate shareholders, distributions of net investment income (but not distributions of short-term or long-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations and to an amount so designated by the Fund. The dividends received deduction for corporate shareholders may be further reduced or eliminated if the shares with respect to which dividends are received by the Fund are treated as debt-financed or are deemed to have been held for fewer than 46 days, during a 90 day period beginning 45 days before and ending 45 days after the Fund is entitled to receive such dividends, or under other generally applicable statutory limitations.

      So long as the Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable whether received in cash or reinvested in shares and regardless of how long a shareholder has held his or its Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate shareholders. Such long term capital gains are generally taxed at maximum marginal rates of either 28% or 20% depending, in part, on the holding period and the date of sale of the Fund's investments which generated the related gains.

     Distributions by the Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (and, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

      A distribution will be treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions will be taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such distributions would be taxable to the shareholders in the taxable year in which they were actually made by the Fund.

      The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

Back-up Withholding/Withholding Tax

      Under the Code, certain non-corporate shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the Trust is required to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the Internal Revenue
Service that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

      Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities will be subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States consequences to them of investing in the Fund.


Timing of Purchases and Distributions

      At the time of an investor's purchase, the Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution as they will receive a distribution that is taxable to them.

Sales or Redemptions of Shares

     Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale or exchange. For taxable dispositions of shares after July 28, 1997, gains for non-corporate shareholders will be taxed at a maximum Federal rate of 20% (long-term rate) for shares held more than 18 months; 28% (mid-term rate) for shares held for more than 12 months but for 18 months or less; and 39.6% (short-term rate) for shares held for 12 months or less. For regular corporations, the maximum Federal rate on all income is 35%. A loss will be disallowed to the extent that the shares disposed of are replaced (including by receiving shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received with respect to such shares. A shareholder's exchange of shares between Funds will be treated for tax purposes as a redemption of the Fund shares surrendered in the exchange, and may result in the shareholder's recognizing a taxable gain or loss.

                            *  *  *
      The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes.

      Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.

                            DESCRIPTION OF THE TRUST

Trust Organization

      The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce and RE&A continuing as the Funds' investment advisers under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of the Trust Instrument, its principal governing document, is available for inspection by shareholders as the Trust's offices in New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (Each Fund presently has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

      Each of the Trustees currently in office were elected by the Trust's predecessor's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of such Trustees remain in office, at which time the Trustees will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appointing their successors.

      Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive net assets of their series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

Shareholder Liability

      Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to shareholders of private corporations for profit organized under the Delaware General Corporation Law no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.


                                PERFORMANCE DATA

      The Fund's performance may be quoted in various ways. All performance information supplied for the Fund is historical and is not intended to indicate future returns. The Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

Total Return Calculations

      Total returns quoted reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, the Fund's unaveraged or cumulative total return, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Historical Fund Results

      The following table shows the Fund's total returns for the periods indicated. Such total returns reflect all income earned by the Fund, any appreciation or depreciation of its assets and all expenses incurred by the Fund for the stated periods. The table compares the Fund's total returns to the records of the Russell 2000 Index (Russell 2000) and the Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Fund's total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Fund's total returns compared to the record of a broad average of common stock prices. The Fund has the ability to invest in securities not included in the indices, and its investment portfolio may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Fund, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.


                              Period Ended
                              December 31,   Russell    S&P
                                  1997        2000      500

1 Year Total Return               23.5%       22.4%    33.4%
Average  Annual Total Return      16.9%       20.5 %   27.5%
since 8-1-94
(commencement of operations)

      A hypothetical $10,000 initial investment in the Fund on August 1, 1994 (commencement of operations) through December 31, 1996 would have grown to $13,798, assuming all distributions were reinvested.

     The Fund's performance may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors and ranks the performance of registered investment companies. Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper Growth & Income Fund Index is an equally-weighted index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds within Lipper's growth and income investment objective category.

      The S&P 500 Composite Stock Price Index is an unmanaged list of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return based on price appreciation or depreciation and includes dividends.

      RE&A may, from time to time, compare the performance of common stocks, especially small and medium capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET

JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

      The Fund's performance may also be compared to those of other compilations or indices.

      Advertising for the Fund may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

      The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

                  SCHEDULE FOR COMPUTATION OF
           PERFORMANCE QUOTATIONS PROVIDED IN ITEM 22

      This Schedule illustrates the growth of a $1,000 initial investment in The REvest Growth & Income Fund of the Trust by applying the "Annual Total Return" and the "Average Annual Total Return" percentages set forth in Item 22 of this Registration Statement to the following total return formula:

                                   P(1+T)(n) = ERV

Where:    P    =    a hypothetical initial payment of $1,000

          T    =    average annual total return

          n    =    number of years

          ERV   =   ending redeemable value of a  hypothetical
                    $1,000 investment made at the beginning of the 1, 5 or 10 year or other periods at the end of the 1, 5 or 10 year or other periods.

The REvest Growth & Income Fund

          (a)       1 Year Ending Redeemable Value ("ERV") of  a
                    $1,000 investment for the one year period ended December 31, 1997:

                    $1,000 (1+ .2350)(1) = $1,235.00 ERV


          (b) ERV of a $1,000 investment for the period from the Fund's inception on August 1, 1994 through December 31, 1997:

                    $1,000 (1+ 16.89)(3.4167) = $1,704.20 ERV

PART C -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          Financial Statements Included in Prospectuses (Part A):
                          Financial  Highlights  of Pennsylvania  Mutual  Fund's
               Investment Class for the ten years ended December 31, 1997 (audited), and Pennsylvania Mutual Fund's Consultant Class for the period from June 18, 1997 through December 31, 1997 (audited), of Royce Premier Fund for the five years ended December 31, 1997 (audited), of Royce Micro-Cap Fund for the five years ended December 31, 1997 (audited), of Royce Low-Priced
               Stock Fund and Royce Total Return Fund for the period from December 15, 1993 through December 31, 1993 (audited) and the three years ended December 31, 1997 (audited), of Royce GiftShares Fund's Investment Class for the period from December 27, 1995 through December 31, 1995 (unaudited) and the two years ended December 31, 1997 (audited), and Royce GiftShares Fund's Consultant Class for the period from September 26, 1997 through December 31, 1997 (audited), of Royce Financial Services Fund for the period from December 15, 1994 through December 31, 1994
               (unaudited) and the three years ended December 31, 1997 (audited) and of PMF II for the period from November 19, 1996 through December 31, 1996 (audited) and the year ended December 31, 1997 (audited).

      The following audited financial statements, including the schedules of investments, and accompanying notes of the Registrant are included in the Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1997, filed with the Securities and Exchange Commission under
Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated in Part B hereof by reference:

                Pennsylvania   Mutual  Fund  --  Schedule  of  Investments   at
		December 31, 1997;
                Pennsylvania Mutual Fund -- Statement of Assets and Liabilities at December 31, 1997;
                Pennsylvania Mutual Fund -- Statement of Changes in Net
               	Assets for the years ended December 31, 1997 and 1996; Pennsylvania Mutual Fund -- Statement of Operations for
               	the year ended December 31, 1997;
                Pennsylvania  Mutual Fund -- Financial Highlights  for
               	the years ended December 31,  1997, 1996, 1995, 1994, and 1993 ;
                Pennsylvania  Mutual  Fund  --  Notes  to   Financial
               	Statements -- Report of Independent Accountants dated February 10, 1998;

                Royce Premier Fund -- Schedule of Investments at December 31, 1997;
                Royce  Premier  Fund  --  Statement  of  Assets   and
               	Liabilities at December 31, 1997;
                Royce  Premier  Fund -- Statement of  Changes  in  Net
                Assets for the years ended December 31, 1997 and 1996;
                Royce Premier Fund -- Statement of Operations for the year ended December 31, 1997;
                Royce Premier Fund -- Financial Highlights for the years ended December 31, 1997, 1996, 1995, 1994 and 1993;
                Royce Premier Fund -- Notes to Financial Statements --
               	Report of Independent Accountants dated February 10,  1998;

                Royce Micro-Cap Fund -- Schedule of Investments at December 31, 1997;
                Royce Micro-Cap Fund -- Statement of Assets and Liabilities at December 31, 1997;
                Royce  Micro-Cap Fund -- Statement of Changes  in  Net
               	Assets for the years ended December 31, 1997 and 1997;
                Royce Micro-Cap Fund -- Statement of Operations for the year ended December 31, 1997;
                Royce Micro-Cap Fund -- Financial Highlights for the years ended December 31, 1997, 1996, 1995 , 1994 and 1993;
                Royce Micro-Cap Fund -- Notes to Financial Statements -
               	- Report of Independent Accountants dated February 10, 1998;

                Royce Low-Priced Stock Fund -- Schedule of Investments at December 31, 1997;
                Royce Low-Priced Stock Fund -- Statement of Assets and Liabilities at December 31, 1997;
                Royce Low-Priced Stock Fund -- Statement of Changes in
               	Net Assets for the years ended December 31, 1997 and 1996; Royce Low-Priced Stock Fund -- Statement of Operations for the year ended December 31, 1997;
                Royce Low-Priced Stock Fund -- Financial Highlights for the years ended December 31, 1997, 1996, 1995, 1994 and for the period from December 15, 1993 through December 31, 1993;
                Royce Low-Priced Stock Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 10, 1998;

                Royce Total Return Fund -- Schedule of Investments  at
               	December 31, 1997;
                Royce Total Return Fund -- Statement of Assets and Liabilities at December 31, 1997;
               	Royce Total Return Fund -- Statement of Changes in Net Assets
                for	the year ended December 31, 1997 and 1996;
                Royce Total Return Fund -- Statement of Operations for
               	the year ended December 31, 1997;
                Royce Total Return Fund -- Financial Highlights for the
               	years ended December 31, 1997, 1996, 1995 and 1994 and the
                period	from December 15, 1993 through December 31, 1993;
                Royce   Total  Return  Fund  --  Notes  to  Financial
               	Statements -- Report of Independent Accountants dated February 10, 1998;

                Royce  GiftShares Fund -- Schedule of  Investments  at
               	December 31, 1997;
                Royce GiftShares Fund -- Statement of Assets and Liabilities at December 31, 1997;
               	Royce GiftShares Fund -- Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996;
                Royce GiftShares Fund -- Financial Highlights for the years ended December 31, 1997 and 1996 and the period from December 27, 1995 through December 31, 1995;
                Royce GiftShares Fund -- Notes to Financial Statements
               	-- Report of Independent Accountants dated February 10, 1998.

                Royce   Financial  Services  Fund  --   Schedule   of
               	Investments at December 31, 1997;
                Royce  Financial Services Fund -- Statement of  Assets
               	and Liabilities at December 31, 1997;
                Royce  Financial Services Fund -- Statement of Changes
               	in Net Assets for the years ended December 31, 1997 and 1996;
                Royce   Financial  Services  Fund  --  Statement   of
               	Operations for the year ended December 31, 1997;
                Royce Financial Services Fund -- Financial Highlights for the two years ended December 31, 1997 and the period from December 15, 1994 through December 31, 1994;
                Royce Financial Services Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 10, 1998;

               	PMF II -- Schedule of Investments at December 31, 1997;
               	PMF II -- Statement of Assets and Liabilities at December 31, 1997;
               	PMF II -- Statement of Changes in Net Assets for the year ended December 31, 1997 and for the period from November 19, 1996 through December 31, 1996;
               	PMF II -- Statement of Operations for the year ended December 31, 1997;
               	PMF II -- Financial Highlights for the year ended December 31, 1997 and for the period from November 19, 1996 through December 31, 1996;
                PMF II -- Notes to Financial Statements -- Report of Independent Accountants dated February 10, 1998.

          Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.

     b.   Exhibits:

          The exhibits required by Items (1) through (3), (6), (7), (9) through (12) and (14) through (16), to the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 26, 27, 28, 29, 30,
          31,  32, 33,  34, 35, 38, 40, 41, 42  and 43 thereto and, with respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51,
          52, 53, 56, and 58, and are incorporated by reference herein.

          (11) Consent of Coopers & Lybrand L.L.P. relating to The Royce Fund.


Item 25.  Persons Controlled by or Under Common Control With Registrant

           There are no persons directly or indirectly controlled by or under common control with the Registrant.


Item 26.  Number of Holders of Securities

           As of February 11, 1998, the number of record holders of shares of each Fund of the Registrant was as follows:

     Title of Fund                           Number of Record Holders
     -------------			     ------------------------
     Pennsylvania Mutual Fund                     21,156
     Royce Premier Fund                      	  13,501
     Royce Micro-Cap Fund                          7,306
     Royce Low-Priced Stock Fund                     931
     Royce Total Return Fund                       4,581
     Royce Financial Services Fund                    71
     The REvest Growth and Income Fund               416
     Royce GiftShares Fund                           523
     PMF II                                    	   1,012

Item 27.  Indemnification

(a)  Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX

          LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     INDEMNIFICATION

               Section 2.

               (a)  Subject to the exceptions and limitations contained in
     Section 2(b) below:

                     (i) Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                    (ii)      The   words  "claim",  "action",  "suit"   or
"proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                (b) No indemnification shall be provided hereunder to a Covered Person:

                     (i)   Who shall, in respect of the matter or
          matters involved, have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                     (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                          (A) By the court or other body approving the settlement;

                          (B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                          (C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

                 (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

           (b)(1) Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates, Inc. (formerly named Quest Advisory Corp.) provides as follows:

                "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

          (b)(2) Paragraph 8 of the Investment Advisory Agreement by and between the Registrant and Royce, Ebright & Associates, Inc. provides as follows:

                "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

           (c) Paragraph 9 of the Distribution Agreement made October 31, 1985 by and between the Registrant and Royce Fund Services, Inc. (formerly named Quest Distributors, Inc.) provides as follows:

                "9. Protection of the Distributor. The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

Item 28.  Business and Other Connections of Investment Advisers

            Reference is made to the filings on Schedule D to the Applications on Form ADV, as amended, of Royce & Associates, Inc. and Royce, Ebright & Associates, Inc. for Registration as Investment Advisers under the Investment Advisers Act of 1940.


Item 29.  Principal Underwriters

            Inapplicable.    The   Registrant  does  not  have   any   principal
underwriters.

Item 30.  Location of Accounts and Records

          The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

                         The Royce Fund
                         1414 Avenue of the Americas
               		 10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101


Item 31.  Management Services

           State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

           Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

               1997:               $462,684
               1996:               $468,735
               1995:               $335,180


Item 32.  Undertakings

           Registrant hereby undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the latest annual report including schedule of investments to shareholders of such series upon request and without charge.

           Registrant hereby undertakes to call a special meeting of the Registrant's shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of February, 1998.

     The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than on listed in paragraph (b)(1) of such Rule or one for which the commission approved a filing under paragraph (b)(1)(ix) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant's Registration Statement; (ii) the effective date of the Registrant's most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

                                        THE ROYCE FUND


                                   By:  /s/ Charles M. Royce
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                      DATE

/s/ Charles M. Royce        President, Treasurer and   2/26/98
Charles M. Royce            Trustee
                            (Principal Executive,
                            Accounting
                            and Financial Officer)

/s/ Hubert L. Cafritz       Trustee                    2/24/98
Hubert L. Cafritz

/s/ Richard M. Galkin       Trustee                    2/26/98
Richard M. Galkin

/s/ Richard M. Galkin       Trustee                    2/26/98
Stephen L. Isaacs

/s/ William L. Koke         Trustee                    2/26/98
William L. Koke

/s/ David L. Meister        Trustee                    2/26/98
David L. Meister

                                     NOTICE

     A copy of the Declaration of Trust of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant